CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN CONVERTIBLE PREFERRED SHARES, REDEEMABLE NONCONTROLLING INTEREST AND SHAREHOLDERS' EQUITY (DEFICIT) (Parenthetical) - USD ($) $ in Millions			3 Months Ended
	Mar. 20, 2023	Mar. 16, 2023	Mar. 31, 2023
CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN CONVERTIBLE PREFERRED SHARES, REDEEMABLE NONCONTROLLING INTEREST AND SHAREHOLDERS' EQUITY (DEFICIT)
Transaction costs			$ 4.0
Exchange ratio for Class A ordinary shares pursuant to the business combination	108.083	108.083	108.083